Other Equity Instruments - Summary of Equity Attributable to Equity Holders (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity attributable to equity holders [abstract]
Equity attributable to equity holders of the Company	¥ 320,933	¥ 303,621
Equity attributable to ordinary equity holders of the Company	313,142	295,830
Equity attributable to other equity instruments holders of the Company	7,791	7,791
Equity attributable to non-controlling interests	4,377	4,027
Equity attributable to ordinary equity holders of non-controlling interests	¥ 4,377	¥ 4,027